Long-Term Notes Receivable and Other Assets - Additional Information (Detail) - MXN ($) $ in Thousands									1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 23, 2019	Nov. 30, 2018	Aug. 23, 2018	Jun. 26, 2018	Apr. 02, 2018	Aug. 15, 2016	Jun. 29, 2016	Dec. 24, 2015	Nov. 30, 2018	Aug. 15, 2016	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable											$ 126,534,822	$ 156,981,745
Expected credit losses											8,000
Number of promissory notes expired	2027	2028	2023	December 26, 2025					2023
Payment of promissory notes											1,185,042,283	841,033,392		$ 642,059,819
Mexican Government [Member]
Disclosure of notes receivable and other non current assets [line items]
Payment of promissory notes											38,704,883
Repayments of principal											32,493,666
Repayments of interest											$ 6,211,217
Fondo laboral pemex portfolio [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes expired											two promissory notes
Promissory note maturity amount					$ 2,551,668								$ 2,551,024		$ 1,562,288
Promissory note principle amount					2,364,053								2,364,053		1,518,932
Promissory note interest amount					187,615								$ 186,971		$ 43,356
Promissory note additional interest amount					$ 644
Financing income [member]
Disclosure of notes receivable and other non current assets [line items]
Accrued yields											$ 8,266,574	$ 9,737,131
Promissory note additional interest amount											$ 614
Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Interest per annum of promissory notes											5.39%
Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Interest per annum of promissory notes											7.00%
SHCP [member]
Disclosure of notes receivable and other non current assets [line items]
Accrued interest rate								6.93%
Petroleos Mexicanos [member]
Disclosure of notes receivable and other non current assets [line items]
Notes issued in advance payment								$ 50,000,000
Discounted value of promissory note							$ 184,230,586
Promissory notes exchange price						$ 47,000,000
Increase in equity							$ 135,439,612
Increase in convertible promissory notes										$ 1,209,026
Non-negotiable promissory note [member] | SHCP [member]
Disclosure of notes receivable and other non current assets [line items]
Notes issued in advance payment								$ 50,000,000